--------------------------------------------------------------------------------
                                 THE SCHNEIDER
                                    SMALL CAP
                                   VALUE FUND
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                   SEMI-ANNUAL
                                     REPORT

                                February 28, 1999
--------------------------------------------------------------------------------
                          SCHNEIDER CAPITAL MANAGEMENT

                                [GRAPHIC OMITTED]

                                    SCHNEIDER
                              SMALL CAP VALUE FUND
                     SEMI-ANNUAL INVESTMENT ADVISER'S REPORT
                               FEBRUARY 28, 1999

Dear Fellow Shareholder:

     It is with great pleasure that we provide you with the report of the Schneider Small Cap Value Fund for the six month period ended February 28, 1999.

     The US economy expanded at a steady pace during the past six months overcoming fears of serious financial trouble abroad. The S&P 500 Index climbed to near record levels, fueled primarily by a steady increase in consumer spending, low unemployment and a low inflation rate. Large cap growth stocks led the advance as the small and mid-cap stocks returned only modest gains.

     While the market favored the large cap growth stocks, the Schneider Small Cap Value Fund still performed very well, returning a generous 25.32% for the period and outperforming its benchmark, the Russell 2000 Value Index, by more than 22%. The fund's positive return was a result of an outperformance by many of its commodity semi-conductor holdings, which were overweighted in the portfolio. Strong end-user demand for PC's and a reduction in inventory increased the valuation of these companies. Stocks in the paper sector produced attractive returns from increased consolidation and capacity reduction. We also benefited from good stock picks in the retail and HMO groups, which added meaningfully to the funds results.

CURRENT OUTLOOK

     Assuming all factors remain the same, Schneider Capital Management believes the economic outlook will begin to improve around the globe by the second half of 1999. However, domestically, we expect to be locked into a slow growth mode. Recent Federal Reserve interest rate cuts may forestall a recession, but with the consumer savings rate at zero, we don't foresee a period of strong growth. Therefore, we will continue to pay strict attention to the fundamentals and valuations of the companies in which we invest. In spite of overall high market valuations, we believe there is an abundance of inexpensive small cap value stocks as their valuations, relative to the broad market,are as low as they have been in 25 years.

     Thank you for your investment in the Schneider Small Cap Value Fund.

                                 /S/ARNOLD C. SCHNEIDER

                                 Arnold C. Schneider III, CFA
                                 Portfolio Manager and CIO
                                 Schneider Capital Management

                                    SCHNEIDER
                              SMALL CAP VALUE FUND
                       SEMI-ANNUAL INVESTMENT ADVISER'S  REPORT
                               FEBRUARY 28, 1999(UNAUDITED)

             Comparison of Change in Value of $10,000 Investment in Schneider Small Cap Value Fund (1)(2) vs. Russell 2000 Value Index

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                   Russell    Schneider
     9/2/98        $10,000    $10,000
     9/30/98        10,362     10,000
     10/31/98       10,670     11,930
     11/30/98       10,959     12,410
     12/31/98       11,303     12,471
     1/31/99        11,046     13,786
     2/28/99        10,292     12,532


--------------------------------------------------------------------------------
                                 Total Returns

                                               VALUE ON                SINCE
                                          FEBRUARY 28, 1999        INCEPTION (3)
                                          -----------------        -------------

     Schneider Small Cap Value                  $12,532                25.32%
     Russell 2000 Value Index                   $10,292                 2.92%
--------------------------------------------------------------------------------

     The Fund's return is based on an increase in net asset value from $10.00 per share on September 1, 1998 to $12.39 per share on February 28, 1999, adjusted for  dividends  totaling  $.13 per share paid from net realized  gains.
----------
(1) The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur sales charges and/or expenses and are not available for investment.

(2) Schneider Capital Management waived a portion of its advisory fee and voluntarily agreed to reimburse a portion of the Fund's operating expenses, as necessary, to maintain the expense limitation, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations.

(3) Aggregate return for the period September 2, 1998 (commencement of operations) through February 28, 1999.

    The accompanying notes are an integral part of the financial statements.

                                    SCHNEIDER
                              SMALL CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 1999 (UNAUDITED)

                                               SHARES    VALUE
                                               ------   --------
COMMON STOCKS -- 94.5%
ALUMINUM -- 0.5%
Commonwealth Industries, Inc. ............      3,000   $ 32,437
                                                        --------
APPAREL -- 1.4%
J. Baker, Inc. ...........................     20,600     97,850
                                                        --------
AUTOMOBILE PARTS & EQUIPMENT -- 1.5%
Exide Corp. ..............................      5,000     75,000
OEA, Inc. ................................      2,400     26,700
                                                        --------
                                                         101,700
                                                        --------
BANKS -- 0.8%
Local Financial Corp.* ...................      5,400     54,675
                                                        --------
CHEMICALS -- 1.6%
M.A. Hanna Co. ...........................     10,000    110,000
                                                        --------
COMMUNICATIONS -- 3.6%
CellStar Corp.* ..........................      8,000     91,000
Clearnet Communications, Inc.,
   Class A* ..............................      7,000     77,000
Paging Network, Inc.* ....................     19,300     77,200
                                                        --------
                                                         245,200
                                                        --------
COMPUTER COMPONENTS -- 5.2%
Hutchinson Technology, Inc.* .............      4,000    124,500
Silicon Storage Technology* ..............     33,500    117,250
Ultratech Stepper, Inc.* .................      4,000     63,125
Western Digital Corp.* ...................      5,000     48,125
                                                        --------
                                                         353,000
                                                        --------
COMPUTERS -- 1.0%
Integrated Measurement System* ...........      9,000     67,500
                                                        --------
DIVERSIFIED -- 0.9%
Varian Associates, Inc. ..................      2,000     64,000
                                                        --------
ELECTRIC & OTHER SERVICES -- 1.2%
Sensormatic Electronics Corp.* ...........      8,100     85,050
                                                        --------
ELECTRIC PRODUCTS -- 1.2%
UCAR International, Inc.* ................      5,000     79,375
                                                        --------
ELECTRICAL EQUIPMENT -- 1.3%
Magnatek, Inc.* ..........................      8,000     87,000
                                                        --------

                                               SHARES     VALUE
                                               ------   --------
ELECTRICAL MACHINERY, EQUIPMENT
  & SUPPLIES -- 0.9%
Tektronix, Inc. ..........................      3,000   $ 58,500
                                                        --------
ELECTRONIC COMPONENTS & ACCESSORIES-- 4.9%
Arrow Electronics, Inc. ..................      8,000    113,500
International Rectifier Corp.* ...........      9,000     61,875
Pioneer-Standard Electronics, Inc. .......      6,600     51,150
Vishay Intertechnology, Inc.* ............      8,630    111,651
                                                        --------
                                                         338,176
                                                        --------
ENVIRONMENTAL SERVICES -- 0.8%
Kaiser Ventures, Inc.* ...................      6,000     55,500
                                                        --------
FINANCIAL SERVICES -- 5.8%
Arcadian Financial Corp. .................     20,000     76,250
Billing Information Concepts Corp.* ......      4,000     40,125
Union Acceptance Corp., Class A* .........     11,000     88,000
Westcorp, Inc. ...........................     23,000    189,750
                                                        --------
                                                         394,125
                                                        --------
FOODS -- 3.6%
Chiquita Brands International, Inc. ......      7,000     60,375
Corn Products International, Inc. ........      4,200     98,700
Imperial Sugar Co. .......................        800      5,750
WLR Foods, Inc. ..........................      9,000     79,312
                                                        --------
                                                         244,137
                                                        --------
FOOTWEAR -- 1.0%
Barry (R.G.) Corp. .......................      8,000     71,000
                                                        --------
GAS & OTHER SERVICES COMBINED -- 1.5%
Tesoro Petroleum Corp.* ..................      6,400     51,200
Western Gas Resources, Inc. ..............     10,000     49,375
                                                        --------
                                                         100,575
                                                        --------
GENERAL INDUSTRIAL MACHINERY &
   EQUIPMENT -- 1.2%
Intevac, Inc.* ...........................     10,000     85,000
                                                        --------
GLASS CONTAINERS -- 0.3%
Vitro SA - ADR (Mexico) ..................      4,800     21,600
                                                        --------

    The accompanying notes are an integral part of the financial statements.

                                    SCHNEIDER
                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 1999 (UNAUDITED)

                                               SHARES     VALUE
                                               ------   --------
HEALTHCARE -- 6.1%
Foundation Health Systems, Inc.* .........      9,500   $ 76,000
Integrated Health Services, Inc. .........      4,000     23,750
Medpartners, Inc.* .......................     11,300     67,094
Mid-Atlantic Medical Services, Inc.*......     10,000     78,125
Trigon Healthcare, Inc.* .................      3,000    105,187
United Wisconsin Services, Inc. ..........     10,100     70,700
                                                        --------
                                                         420,856
                                                        --------
INSURANCE -- 0.5%
Scottish Annuity & Life Holdings* ........      3,700     36,537
                                                        --------
MACHINERY (MINING) -- 1.1%
Harnischfeger Industries, Inc. ...........     10,000     76,875
                                                        --------
MANUFACTURING INDUSTRIES -- 1.4%
Oakwood Homes Corp. ......................      6,000     96,750
                                                        --------
MORTGAGES -- 0.3%
Anthracite Capital, Inc. .................      3,200     23,400
                                                        --------
OIL -- 0.9%
UTI Energy Corp.* ........................     10,000     58,125
                                                        --------
OIL & GAS FIELD EXPLORATION -- 2.5%
Gulf Canada Resources, LTD.* .............     20,000     46,250
Patterson Energy, Inc.* ..................     11,000     30,937
Pennzenergy Co. ..........................     10,000     93,750
                                                        --------
                                                         170,937
                                                        --------
OIL AND GAS -- 4.3%
EEX Corp. ................................      6,833     41,425
Harken Energy Corp.* .....................     10,000     15,000
Hurricane Hydrocarbons, Ltd.* ............     31,200     27,300
Newpark Resources, Inc.* .................     27,700    145,425
Ocean Energy, Inc.* ......................     15,000     63,750
                                                        --------
                                                         292,900
                                                        --------
OPTICAL INSTRUMENTS & LENSES -- 0.7%
BMC Industries, Inc. .....................     10,600     51,675
                                                        --------
PACKAGING / CONTAINERS -- 2.8%
Gaylord Containers Corp., Class A* .......     28,000    189,000
                                                        --------

                                               SHARES     VALUE
                                               ------   --------
PAPER -- 3.1%
Mercer International, Inc. ...............     28,500   $213,750
                                                        --------
PAPERBOARD MILLS -- 1.5%
Longview Fibre Co. .......................      9,000    101,813
                                                        --------
PETROLEUM REFINING -- 1.3%
Valero Energy Corp. ......................      5,000     87,813
                                                        --------
REAL ESTATE -- 2.0%
Newhall Land & Farming Co. ...............      5,900    137,544
                                                        --------
RETAIL - EATING & DRINKING PLACES -- 1.2%
Avado Brands, Inc. .......................     12,000     81,750
                                                        --------
RETAIL - RADIO, TV & CONSUMER
   ELECTRONICS STORES -- 3.8%
Intertan, Inc.* ..........................     27,000    263,250
                                                        --------
RETAIL - SPECIALTY -- 1.2%
Michaels Stores, Inc.* ...................      5,000     85,625
                                                        --------
SAVINGS & LOAN ASSOCIATIONS -- 1.1%
Bank Plus Corp.* .........................     17,000     74,375
                                                        --------
SEMI-CONDUCTORS & RELATED PRODUCTS-- 10.7%
Credence Systems Corp.* ..................      7,500    158,438
Cypress Semiconductor Corp.* .............      8,100     77,456
General Semiconductor, Inc. ..............     16,000    104,000
Integrated Device Technology, Inc.* ......     27,300    175,744
Integrated Silicon Solution, Inc.* .......     33,500     93,172
Lam Research Corp.* ......................      2,000     59,125
LTX Corp.* ...............................     17,000     68,000
                                                        --------
                                                         735,935
                                                        --------
STEEL -- 2.0%
Birmingham Steel Corp. ...................     20,000     82,500
LTV Corp. (The) ..........................     10,000     55,000
                                                        --------
                                                         137,500
                                                        --------
TELECOMMUNICATIONS -- 3.3%
Metromedia International Group, Inc.* ....     29,600    172,050
PLD Telekom, Inc.* .......................     28,000     52,500
                                                        --------
                                                         224,550
                                                        --------

    The accompanying notes are an integral part of the financial statements.

                                    SCHNEIDER
                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 28, 1999 (UNAUDITED)

                                               SHARES     VALUE
                                               ------   --------
TRANSPORT -- 1.8%
Alexander & Baldwin, Inc. .................     3,000   $   59,250
Sea Containers Ltd., Class A ..............     3,000       65,625
                                                        ----------
                                                           124,875
                                                        ----------
WHOLESALE - PAPER & PAPER PRODUCTS -- 0.7%
Unisource Worldwide, Inc. .................     6,700       46,900
                                                        ----------
   TOTAL COMMON STOCKS
     (Cost $6,487,982) ....................              6,479,135
                                                        ----------
CANADIAN COMMON STOCKS -- 3.4%
BUILDING PRODUCTS - WOOD -- 0.3%
Ainsworth Lumber, LTD.* ...................    10,000       23,186
                                                        ----------
HOTEL / RESTAURANTS -- 1.9%
Canadian Hotel, Inc. ......................    25,000      132,490
                                                        ----------
PAPERBOARD -- 1.2%
St. Laurent Paperboard Inc.* ..............    10,200       79,395
                                                        ----------
   TOTAL CANADIAN COMMON STOCKS
     (Cost $223,948) ......................                235,071
                                                        ----------
UNITED KINGDOM COMMON STOCKS -- 0.9%
PIC International Group PLC ...............    60,000       61,997
                                                        ----------
   TOTAL UNITED KINGDOM COMMON
     STOCKS (Cost $76,324) ................                 61,997
                                                        ----------

                                                  PAR
                                                 (000)     VALUE
                                                 -----  ----------
CONVERTIBLE BONDS -- 1.2%
Asia Pulp & Paper Convertible
   (CAA1, CCC+/*)
   3.500%, 04/30/03 .......................      $170   $   83,725
                                                        ----------
TOTAL CONVERTIBLE BONDS
   (Cost $77,139) .........................                 83,725
                                                        ----------
TOTAL INVESTMENTS -- 100.0%
   (Cost $6,865,393) ......................              6,859,928
                                                        ----------
OTHER ASSETS IN EXCESS
   OF LIABILITIES-- 0.0% ..................                  1,483
                                                        ----------
NET ASSETS-- 100.0% .......................             $6,861,411
                                                        ==========


------------
*Non-income producing.

    The accompanying notes are an integral part of the financial statements.

                                    SCHNEIDER
                              SMALL CAP VALUE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                         FEBRUARY 28, 1999 (UNAUDITED)

ASSETS
   Investments at value (cost - $6,865,393).......................   $6,859,928
   Cash...........................................................       27,397
   Receivable for investments sold................................       84,832
   Dividends and interest receivable..............................       12,098
   Receivable from advisor........................................        7,404
                                                                     ----------
     Total Assets.................................................    6,991,659
                                                                     ----------
LIABILITIES
   Payable for investment purchased...............................      112,800
   Accrued expenses payable.......................................       17,448
                                                                     ----------
     Total Liabilities............................................      130,248
                                                                     ----------
NET ASSETS
   Capital stock, $0.001 par value................................          553
   Paid-in capital................................................    6,125,946
   Undistributed net investment income............................          849
   Accumulated net realized gain from investments
     and foreign exchange transactions, if any ..................       739,545
   Net unrealized depreciation on investments and
     foreign currency, if any ...................................        (5,482)
                                                                     ----------
   Net assets applicable to shares outstanding....................   $6,861,411
                                                                     ==========
Shares outstanding................................................      553,803
                                                                     ==========
Net asset value, offering and redemption price per share..........       $12.39
                                                                     ==========

    The accompanying notes are an integral part of the financial statements.

                                    SCHNEIDER
                              SMALL CAP VALUE FUND
                             STATEMENT OF OPERATIONS
                                   (UNAUDITED)

                                                                FOR THE PERIOD
                                                              SEPTEMBER 2, 1998*
                                                                   THROUGH
                                                              FEBRUARY 28, 1999
                                                              ------------------
Investment Income
   Dividends.................................................     $ 18,861**
   Interest..................................................        5,973
                                                                  --------
                                                                    24,834
                                                                  --------
Expenses
   Administration fees.......................................       49,297
   Advisory fees.............................................       21,803
   Transfer agent fees and expenses..........................       11,440
   Custodian fees and expenses...............................        9,330
   Printing..................................................        6,357
   Federal and state registration fees.......................        5,427
   Administrative service fees...............................        3,270
   Audit and legal fees......................................          568
   Other.....................................................          296
                                                                  --------
     Total expenses before waivers and reimbursements........      107,788
   Less: waivers and reimbursements..........................      (83,803)
                                                                  --------
     Total expenses after waivers and reimbursements.........       23,985
                                                                  --------
Net investment income........................................          849
                                                                  --------

Net realized and unrealized gain on investments
   and foreign transactions:
   Net realized gain from:
     Investments.............................................      791,802
     Foreign exchange transactions...........................           26

   Net change in unrealized (depreciation) on:
     Investments.............................................       (5,465)
     Foreign exchange transactions...........................          (17)
                                                                  --------
   Net realized and unrealized gain on investments and
      foreign currency.................................            786,346
                                                                  --------
Net increase in net assets resulting from operations.........     $787,195
                                                                  ========

------------------
 *  Commencement of operations.
**  Net of foreign withholding taxes of $1,142.

    The accompanying notes are an integral part of the financial statements.

                                    SCHNEIDER
                              SMALL CAP VALUE FUND
                       STATEMENT OF CHANGES IN NET ASSETS
                                   (UNAUDITED)

                                                               FOR THE PERIOD
                                                              SEPTEMBER 2, 1998*
                                                                   THROUGH
                                                              FEBRUARY 28, 1999
                                                              ------------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
   Net investment income.......................................  $      849
   Net realized gain from investments and foreign currency
     transactions, if any .....................................     791,828
   Net change in unrealized depreciation on investments and
     foreign currency transactions, if any ....................      (5,482)
                                                                 ----------
   Net increase in net assets resulting from operations........     787,195
                                                                 ----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.......................................          --
   Net realized capital gains..................................     (52,283)
                                                                 ----------
     Total dividends and distributions to shareholders.........     (52,283)
                                                                 ----------

INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS.   6,126,499
                                                                 ----------
     Total increase in net assets..............................   6,861,411
                                                                 ----------
NET ASSETS
   Beginning of period.........................................          --
   End of period...............................................  $6,861,411**
                                                                 ==========
------------------
 * Commencement of operations.
** Includes undistributed net investment income of $849.

    The accompanying notes are an integral part of the financial statements.

                                    SCHNEIDER
                              SMALL CAP VALUE FUND
                              FINANCIAL HIGHLIGHTS
                                   (UNAUDITED)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------
                                                              FOR THE PERIOD
                                                            SEPTEMBER 2, 1998*
                                                                  THROUGH
                                                             FEBRUARY 28, 1999
                                                            ------------------
PER SHARE OPERATING PERFORMANCE**
Net asset value, beginning of period............................    $10.00

Net investment income(1)........................................      0.00
Net realized and unrealized gain on investments
  and foreign exchange transactions, if any(2)..................      2.52
                                                                    ------
Net increase in net assets resulting from operations............      2.52
                                                                    ------
Dividends and distributions to shareholders from:
Net investment income...........................................      0.00
Net realized capital gains......................................     (0.13)
                                                                    ------
Total dividends and distributions to shareholders...............     (0.13)
                                                                    ------
Net asset value, end of period..................................    $12.39
                                                                    ======
Total investment return(3)......................................     25.32%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted).......................    $6,861
Ratio of expenses to average net assets(1)(4)...................      1.10%(5)
Ratio of net investment income to average net assets(1).........      0.04%(5)
Portfolio turnover rate.........................................    106.99%

------------------
 *  Commencement of operations.

** Calculated based on shares outstanding on the first and last day of the period, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
(1) Reflects waivers and reimbursements of ($0.17).
(2) The amounts shown for each share outstanding throughout the period are not in accord with the changes in the aggregate gains and losses on investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
(3) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total investment returns are not annualized.
(4) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratio of expenses to average net assets annualized for the period September 2, 1998 through February 28, 1999 would have been 4.94%.
(5) Annualized.

    The accompanying notes are an integral part of the financial statements.

                                    SCHNEIDER
                              SMALL CAP VALUE FUND
                          NOTES TO FINANCIAL STATEMENTS
                          FEBRUARY 28, 1999 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the "Investment Company Act") as an open-end management investment company. RBB is a "series fund", which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently RBB has sixteen investment portfolios, including the Schneider Small Cap Value Fund (the "Fund"). As of the date hereof, the Fund offers the Institutional Class.

     RBB has authorized capital of thirty billion shares of common stock of which 19.83 billion are currently classified into ninety-seven classes. Each class represents an interest in one of sixteen investment portfolios of RBB. The classes have been grouped into fifteen separate "families", nine of which have begun investment operations, including the Schneider Small Cap Value Fund, which commenced investment operations on September 2, 1998.

     PORTFOLIO VALUATION -- The net asset value of the Fund is determined as of 4:00 p.m. Eastern Standard Time on each business day. The Fund's securities are valued at the last reported sales price on the national securities exchange or national securities market on which such shares are primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors. With the approval of the RBB's Board of Directors, the Fund may use a pricing service, bank or broker-dealer experienced in such matters to value its securities. The preparation of financial statements requires the use of estimates by management. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value. Expenses and fees, including investment advisory and administration fees are accrued daily and taken into account for the purpose of determining the net asset value of the Fund.

     REPURCHASE AGREEMENTS -- The Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Fund enters into repurchase agreements are banks and broker/dealers which Schneider Capital Management, LP (the Fund's investment adviser or "SCM") considers creditworthy pursuant to criteria approved by RBB's Board of Directors. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. SCM marks to market daily the value of the collateral, and, if necessary, requires the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

     INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- Transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

                                    SCHNEIDER
                              SMALL CAP VALUE FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          FEBRUARY 28, 1999 (UNAUDITED)

     DIVIDENDS AND DISTRIBUTIONS-- Dividends from net investment income, if any, will be declared and paid at least annually to shareholders. Distributions from net realized capital gains, if any, will be distributed at least annually. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principles.

     U.S. FEDERAL TAX STATUS -- No provision is made for U.S. federal income taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. federal income and substantially all excise taxes.

2.  TRANSACTIONS  WITH  AFFILIATES AND RELATED PARTIES

     SCM serves as the Fund's investment adviser. For its advisory services, SCM is entitled to receive 1.00% of the Fund's average daily net assets, computed daily and payable monthly.

     The adviser has voluntarily agreed to limit the Fund's total operating expenses for the current and the following fiscal year to the extent that such expenses exceeded 1.10% of the Fund's average daily net assets. As necessary, this limitation is effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee. For the period September 2, 1998* through February 28, 1999, investment advisory fees, waivers and reimbursements of expenses were as follows:


                                                                                                      EXPENSE
                                             GROSS ADVISORY FEES   WAIVERS    NET ADVISORY FEES   REIMBURSEMENTS
                                             -------------------   ---------  -----------------   --------------
     Schneider Small Cap Value Fund                 $21,803        $(21,803)        $  --            $(29,016)

------------------
 *   Commencement of operations.

     The Fund will not pay SCM at a later time for any amounts it may waive or any amounts which SCM has assumed.

     PFPC Trust Company serves as custodian of the Fund. PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank, National Association, serves as administrator for the Fund. For providing administrative services PFPC is entitled to receive a monthly fee equal to an annual rate of 0.125% of the Fund's average daily net assets, subject to a minimum monthly fee of $8,333 per Fund.

     For the period September 2, 1998* through February 28, 1999, PFPC, at their discretion, voluntarily agreed to waive a portion of their administration fees for the Fund. During this period, PFPC's administration fees and related waivers were as follows:

                                              GROSS                             NET
                                        ADMINISTRATION FEES    WAIVERS   ADMINISTRATION FEES
                                        -------------------   ---------   -------------------
     Schneider Small Cap Value Fund          $49,297          $(24,648)       $24,649

------------------
 *   Commencement of operations.
                                       11

                                    SCHNEIDER
                              SMALL CAP VALUE FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          FEBRUARY 28, 1999 (UNAUDITED)

     In addition, PFPC serves as the Fund's transfer and disbursing agent. PFPC, at its discretion, voluntarily agreed to waive a portion of their transfer agency fees for the Fund. During the period September 2, 1998* through February 28, 1999, transfer agency fees and waivers were as follows:

                                             GROSS TRANSFER                          NET TRANSFER
                                              AGENCY FEES              WAIVERS       AGENCY FEES
                                             -----------------        --------       ------------
     Schneider Small Cap Value Fund             $11,440               $(5,720)         $5,720

------------------
 *   Commencement of operations.

     Provident Distributors "PDI" provides certain administrative services to the Fund. As compensation for such administrative services, PDI is entitled to receive a monthly fee equal to an annual rate of 0.15% of the Fund's average daily net assets.

     For the period September 2, 1998* through February 28, 1999 PDI has, at its discretion, voluntarily agreed to waive a portion of its administrative services fees for the Fund. During this period, administrative services fees and waivers were as follows:

                                                GROSS
                                             ADMINISTRATIVE                          NET ADMINISTRATIVE
                                             SERVICES FEES            WAIVERS           SERVICES FEES
                                             --------------           --------       ------------------

     Schneider Small Cap Value Fund             $3,270                $(2,616)             $654

------------------
 *   Commencement of operations.

     These fees are computed daily and paid monthly.

3.   INVESTMENT IN SECURITIES

     For U.S.  federal  income tax  purposes,  the cost of  securities  owned at
February   28,   1999   was   $6,874,668.   Accordingly,   the  net   unrealized
appreciation/(depreciation) of investments was as follows:

                                               GROSS                 GROSS           NET APPRECIATION/
                                           APPRECIATION          DEPRECIATION         (DEPRECIATION)
                                           ------------          ------------        ----------------
     Schneider Small Cap Value Fund          $747,345             $(762,102)            $(14,757)

     For the period September 2, 1998* through February 28, 1999, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

                                            PURCHASES               SALES
                                           ----------             ----------
     Schneider Small Cap Value Fund        $7,370,137             $1,122,828

------------------
 *   Commencement of operations.

                                    SCHNEIDER
                              SMALL CAP VALUE FUND
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                          FEBRUARY 28, 1999 (UNAUDITED)

4.   CAPITAL SHARE TRANSACTIONS

     As of February 28, 1999 the Fund has 100,000,000 shares of $0.001 par value common stock authorized.

    Transactions in capital shares for the period September
2, 1998 (commencement of operations) through February 28, 1999 were as follows:


                                              SHARES                AMOUNT
                                              -------             ----------
     Sales...............................     581,141             $6,503,039
     Reinvestments.......................       4,305                 49,685
     Repurchases.........................     (31,643)              (426,225)
                                              -------             ----------
     Net increase........................     553,803             $6,126,499
                                              ======-             ==========

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

INVESTMENT ADVISOR
Schneider Capital Management
460 E. Swedesford Rd.
Wayne, PA 19087

ADMINISTRATOR
PFPC Inc.
400 Bellevue Parkway
Wilmington, DE 19809

DISTRIBUTOR
Provident Distributors, Inc.
Four Falls Corporate Center, 6th Floor
West Conshohocken, PA 19428-2961

CUSTODIAN
PFPC Trust Company
400 Bellevue Parkway
Wilmington, DE 19809

TRANSFER AGENT
PFPC Inc.
400 Bellevue Parkway
Wilmington, DE 19809

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
2400 Eleven Penn Center
Philadelphia, PA 19103

COUNSEL
Drinker Biddle & Reath
1345 Chestnut Street
Philadelphia, PA 19107

The financial information included herein is taken from the records of the Fund without examination by independent accountants who do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for the distribution to prospective investors in the Funds unless it is preceded or accompanied by a current prospectus which includes details regarding the Fund's objectives, policies and other information. Total investment return is based on historical results and is not intended to indicate future performance. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than original cost.